Deferred tax	12 Months Ended
Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax
16. Deferred tax
The Group’s deferred tax assets and liabilities are measured at the end of each period in accordance with IAS 12 Income Taxes. The recognition of deferred tax assets is determined by reference to the Group’s estimate of recoverability, using models, where appropriate, to forecast future taxable profits.
Deferred tax assets have only been recognised for territories where the Group considers that it is probable that all or a portion of the deferred tax assets will be realised. The main factors that we consider include:
–     the future earnings potential determined through the use of internal forecasts;
–     the cumulative losses in recent years;
–     the various jurisdictions in which the potential deferred tax assets arise;
–     the history of losses carried forward and other tax assets expiring;
–     the timing of future reversal of taxable temporary differences;
–     the expiry period associated with the deferred tax assets; and
–     the nature of the income that can be used to realise the deferred tax asset.
If it is probable that some portion of these assets will not be realised, no asset is recognised in relation to that portion.
If market conditions improve and future results of operations exceed our current expectations, our existing recognised deferred tax assets may be adjusted, resulting in future tax benefits. Alternatively, if market conditions deteriorate further or future results of operations are less than expected, future assessments may result in a determination that some or all of the deferred tax assets are not realisable. As a result, all or a portion of the deferred tax assets may need to be reversed.
The following is the analysis of the deferred tax balances for financial reporting purposes:

	Gross 2023	Offset of balances arising from a single transaction[1] 2023	Gross balances before offset within countries 2023	Offset within countries 2023	As reported 2023
	£m	£m	£m	£m	£m
Deferred tax assets	684.9	(94.0)	590.9	(266.5)	324.4
Deferred tax liabilities	(539.0)	94.0	(445.0)	266.5	(178.5)
	145.9	—	145.9	—	145.9

	Gross 2022	Offset of balances arising from a single transaction[1] 2022	Gross balances before offset within countries 2022	Offset within countries 2022	As reported 2022
	£m	£m	£m	£m	£m
Deferred tax assets	734.2	(145.4)	588.8	(266.7)	322.1
Deferred tax liabilities	(762.9)	145.4	(617.5)	266.7	(350.8)
	(28.7)	—	(28.7)	—	(28.7)
Note
[1]The Group has applied Deferred tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12). Transactions which give rise to the recognition of an asset and a liability on the Group’s balance sheet, including leases for which the Group recognises a right-of-use asset and a lease liability, lead to taxable and deductible temporary differences in certain jurisdictions. The resulting deferred tax assets and deferred tax liabilities arising from these temporary differences have been offset and reported net on the Group’s balance sheet.
The following are the major gross deferred tax assets before offset within countries recognised by the Group and movements thereon in 2023 and 2022:

	Deferred compensation	Accounting provisions and accruals	Retirement benefit obligations	Plant and equipment	Property	Tax losses and credits	Share- based payments	Restructuring provisions	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
1 January 2022	108.5	106.2	53.4	15.0	53.0	110.5	43.5	61.1	13.8	565.0
Acquisition of subsidiaries	—	—	—	—	—	—	—	—	1.1	1.1
(Charge)/credit to income	(38.7)	3.3	(2.9)	(1.0)	(9.0)	5.0	1.3	21.2	(14.2)	(35.0)
Charge to other comprehensive income	—	—	(7.0)	—	—	—	—	—	—	(7.0)
Charge to equity	—	—	—	—	—	—	(15.5)	—	—	(15.5)
Exchange differences and other movements	4.5	10.6	4.5	33.9	9.7	7.0	3.0	2.3	4.7	80.2
31 December 2022	74.3	120.1	48.0	47.9	53.7	122.5	32.3	84.6	5.4	588.8
Acquisition of subsidiaries	—	—	—	—	—	—	—	—	—	—
(Charge)/credit to income	(6.0)	13.8	2.8	(11.8)	(5.7)	(11.5)	3.7	38.7	1.8	25.8
Credit to other comprehensive income	—	—	1.5	—	—	—	—	—	—	1.5
Charge to equity	—	—	—	—	—	—	(0.3)	—	—	(0.3)
Exchange differences and other movements	(3.2)	(2.2)	(2.6)	(0.3)	8.4	(6.8)	(0.7)	(15.7)	(1.8)	(24.9)
31 December 2023	65.1	131.7	49.7	35.8	56.4	104.2	35.0	107.6	5.4	590.9
Other temporary differences comprise a number of items, none of which is individually significant to the Group’s consolidated balance sheet. At 31 December 2023 the balance related to temporary differences in relation to revenue adjustments, tax deductible goodwill, fair value adjustments and other temporary differences.
In addition the Group has recognised the following gross deferred tax liabilities before offset within countries and movements thereon in 2023 and 2022:

	Brands and other intangibles	Associate earnings	Goodwill	Plant and equipment	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m
1 January 2022	325.1	36.8	133.2	—	40.9	536.0
Acquisition of subsidiaries	15.1	—	—	—	—	15.1
(Credit)/charge to income	(12.4)	(3.5)	19.7	(14.2)	(10.5)	(20.9)
Charge to other comprehensive income	—	—	—	—	0.4	0.4
Exchange differences and other movements	24.8	3.2	20.5	37.2	1.2	86.9
31 December 2022	352.6	36.5	173.4	23.0	32.0	617.5
Acquisition of subsidiaries	35.0	—	—	—	—	35.0
(Credit)/charge to income	(173.7)	(15.6)	18.4	0.3	(1.7)	(172.3)
Credit to other comprehensive income	—	—	—	—	(0.2)	(0.2)
Exchange differences and other movements	(21.2)	(1.1)	(10.8)	(1.1)	(0.8)	(35.0)
31 December 2023	192.7	19.8	181.0	22.2	29.3	445.0
Other temporary differences comprise a number of items none of which is individually significant to the Group's consolidated balance sheet. At 31 December 2023 the balance related to temporary differences in relation to unremitted earnings of subsidiaries and other temporary differences.
At the balance sheet date, the Group has gross tax losses and other temporary differences of £10,321.0 million (2022: £7,667.4 million) available for offset against future profits. Deferred tax assets have been recognised in respect of the tax benefit of £2,399.4 million (2022: £2,259.7 million) of such tax losses and other temporary differences. No deferred tax asset has been recognised in respect of the remaining £7,921.6 million (2022: £5,407.7 million) of losses and other temporary differences as the Group considers that there will not be enough taxable profits in the entities concerned such that any additional asset could be considered recoverable. Included in the total unrecognised temporary differences are losses of £92.0 million (2022: £60.3 million) that will expire within one to ten years, and £7,712.8 million (2022: £5,138.1 million) of losses that may be carried forward indefinitely. The increase in losses primarily arose in Luxembourg as a result of steps that were part of the Group's continuing structural simplification programme.
At the balance sheet date, the aggregate amount of the temporary differences in relation to the investment in subsidiaries for which deferred tax liabilities have not been recognised was £1,355.1 million (2022: £1,346.1 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences and the Group considers that it is probable that such differences will not reverse in the foreseeable future.